Revenue from Contracts with Customers - Disaggregation of Revenue (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Total revenues	$ 612	$ 681	$ 2,879	$ 2,778	$ 2,714
Intersegment Sales
Disaggregation of Revenue [Line Items]
Total revenues	(2)	(3)	(20)	(14)	(13)
ASC | Prime contractor
Disaggregation of Revenue [Line Items]
Total revenues	232	277	1,209	1,063	1,027
ASC | Subcontractor
Disaggregation of Revenue [Line Items]
Total revenues	162	203	712	882	771
ASC | Firm Fixed Price
Disaggregation of Revenue [Line Items]
Total revenues	342	426	1,667	1,716	1,570
ASC | Flexibly Priced
Disaggregation of Revenue [Line Items]
Total revenues	52	54	254	229	228
ASC | Intersegment Sales
Disaggregation of Revenue [Line Items]
Total revenues	2	3	19	13	12
ASC | Operating Segments
Disaggregation of Revenue [Line Items]
Total revenues	396	483	1,940	1,958	1,810
IMS | Prime contractor
Disaggregation of Revenue [Line Items]
Total revenues	33	44	174	283	442
IMS | Subcontractor
Disaggregation of Revenue [Line Items]
Total revenues	185	157	784	550	474
IMS | Firm Fixed Price
Disaggregation of Revenue [Line Items]
Total revenues	193	170	831	692	763
IMS | Flexibly Priced
Disaggregation of Revenue [Line Items]
Total revenues	25	31	127	141	153
IMS | Intersegment Sales
Disaggregation of Revenue [Line Items]
Total revenues	0	0	1	1	1
IMS | Operating Segments
Disaggregation of Revenue [Line Items]
Total revenues	218	201	959	834	917
United States | ASC
Disaggregation of Revenue [Line Items]
Total revenues	372	445	1,808	1,763	1,699
United States | IMS
Disaggregation of Revenue [Line Items]
Total revenues	212	189	913	792	895
International | ASC
Disaggregation of Revenue [Line Items]
Total revenues	22	35	113	182	99
International | IMS
Disaggregation of Revenue [Line Items]
Total revenues	$ 6	$ 12	$ 45	$ 41	$ 21